Long-Term Debt - Other Long-Term Debt (Details) - Wells Fargo Bank N.A. - Line of credit $ in Millions	12 Months Ended
	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Aug. 01, 2016 USD ($)	Oct. 08, 2015 USD ($)	Feb. 23, 2015 USD ($)
Revolving credit facility | Revolver
Other Long-Term Debt
Borrowing base				$ 425.0	$ 510.0	$ 562.5
Cash balance threshold				$ 30.0
Average interest rate (as a percent)	2.40%	2.39%
Average outstanding balance	$ 172.3	$ 144.9
Total interest and commitment fees	$ 5.3	$ 5.1	$ 9.5
Covenant, total leverage ratio	4.0
Covenant, current ratio	1.0
Total leverage ratio	3.9
Current ratio	3.5
Revolving credit facility | London Interbank Offered Rate (LIBOR) | Minimum | Revolver
Other Long-Term Debt
Margin interest rate (as a percent)	1.50%
Revolving credit facility | London Interbank Offered Rate (LIBOR) | Maximum | Revolver
Other Long-Term Debt
Margin interest rate (as a percent)	2.50%
Revolving credit facility | Federal Funds Effective Swap Rate | Revolver
Other Long-Term Debt
Margin interest rate (as a percent)	0.50%
Revolving credit facility | One Month Adjust LIBO Rate | Revolver
Other Long-Term Debt
Margin interest rate (as a percent)	1.00%
Revolving credit facility | Base rate | Minimum | Revolver
Other Long-Term Debt
Margin interest rate (as a percent)	0.50%
Revolving credit facility | Base rate | Maximum | Revolver
Other Long-Term Debt
Margin interest rate (as a percent)	1.50%
Term loan | Term Loan
Other Long-Term Debt
Total interest and commitment fees			$ 3.6